Goodwill and intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Goodwill and intangible assets	21Goodwill and intangible assets

	2025	2024
	$m	$m
Goodwill	4,419	4,118
Other intangible assets[1]	8,688	8,266
At 31 Dec	13,107	12,384
1Included within other intangible assets is internally generated software with a net carrying amount of $7.5bn (2024: $7.1bn). During the year, capitalisation of internally generated software was $3.0bn (2024: $2.5bn), impairment was $0.4bn (2024: impairment of $67m) and amortisation was $2.4bn (2024: $2.0bn).

Movement analysis of goodwill
	2025	2024
	$m	$m
Gross amount
At 1 Jan	18,626	19,560
Exchange differences	1,438	(962)
Reclassified to held for sale and additions[1]	(78)	28
At 31 Dec	19,986	18,626
Accumulated impairment losses
At 1 Jan	(14,508)	(15,237)
Exchange differences	(1,059)	716
Reclassified to held for sale[1]	—	13
At 31 Dec	(15,567)	(14,508)
Net carrying amount at 31 Dec	4,419	4,118
1For the year ended 31 December 2025, this includes goodwill reclassified to held for sale associated with the sale of HSBC Life (UK) Limited, the sale of HSBC
Assurance Vie (France), the sale of the retail banking business of The Hongkong and Shanghai Banking Corporation Limited, Sri Lanka branch, and the sale of the custody business and private banking business in Germany. For the year ended 31 December 2024, this includes goodwill arising from the acquisition of
Silkroad, offset by goodwill reclassified to held for sale associated with the sales of HSBC Bank Armenia, the private banking business in Germany, and the planned sale of HSBC Assurances Vie (France). For further details, see Note 23.
Goodwill
Impairment testing
The Group’s impairment test in respect of goodwill allocated to each cash-generating unit (‘CGU’) is performed at 1 October each year. A review for indicators of impairment is undertaken at each subsequent quarter-end and at 31 December 2025. No indicators of impairment were identified as part of these reviews.
Basis of the recoverable amount
The recoverable amount of all CGUs to which goodwill has been allocated was equal to its value in use (‘VIU’) at each respective testing date. The
VIU is calculated by discounting management’s cash flow projections for the CGU. The key assumptions used in the VIU calculation for each individually significant CGU that is not impaired are discussed below.

Key assumptions in VIU calculation – significant CGUs at 1 October 2025[1]
	Carrying amount at 1 Oct 2025	of which goodwill	Value in use at 1 Oct 2025	Discount rate	Growth rate beyond initial cash flow	Carrying amount at 1 Oct 2024	of which goodwill	Value in use at 1 Oct 2024	Discount rate	Growth rate beyond initial cash flow projections
	$m	$m	$m	%	%	$m	$m	$m	%	%
HSBC UK Bank plc – UK	29,022	2,639	82,529	9.3	2.1	N/A	N/A	N/A	N/A	N/A
HSBC UK Bank plc – WPB	N/A	N/A	N/A	N/A	N/A	12,785	2,843	27,118	10.6	2.0
1Following change in the Group’s reportable segments effective from 1 January 2025 the Group’s CGUs are the Group’s reportable segments subdivided by main legal entities.
At 1 October 2025, aggregate goodwill of $1.8bn (1 October 2024: $1.5bn) had been allocated to CGUs that were not considered individually significant. The Group’s CGUs do not carry on their balance sheets any significant intangible assets with indefinite useful lives, other than goodwill.
Management’s judgement in estimating the cash flows of a CGU
The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of goodwill in the next financial year, but does consider this to be an area that is inherently judgemental. The cash flow projections for each CGU are based on forecast profitability plans approved by the Board and minimum capital levels required to support the business operations of a CGU. The Board challenges and endorses planning assumptions in light of internal capital allocation decisions necessary to support our strategy, current market conditions and macroeconomic outlook. For the 1 October 2025 impairment test, cash flow projections until the end of 2030 were considered, in line with our internal planning horizon. Key assumptions underlying cash flow projections reflect management’s outlook on interest rates and inflation, as well as business strategy, including the scale of investment in technology and automation. Our cash flow projections include known and observable climate-related opportunities and costs associated with our sustainable products and operating model. As required by IFRS Accounting Standards, estimates of future cash flows exclude estimated cash inflows or outflows that are expected to arise from restructuring initiatives before an entity has a constructive obligation to carry out the plan, and would therefore have recognised a provision for restructuring costs.
Discount rate
The rate used to discount the cash flows is based on the cost of equity assigned to each CGU, which is derived using a capital asset pricing model
(‘CAPM’) and market implied cost of equity. CAPM depends on a number of inputs reflecting financial and economic variables, including the risk-
free rate and a premium to reflect the inherent risk of the business being evaluated. These variables are based on the market’s assessment of the economic variables and management’s judgement. The discount rates for each CGU are refined to reflect the rates of inflation for the countries within which the CGU operates. In addition, for the purposes of testing goodwill for impairment, management supplements this process by comparing the discount rates derived using the internally generated CAPM, with the cost of equity rates produced by external sources for businesses operating in similar markets. The impacts of climate risk are included to the extent that they are observable in discount rates and asset prices.
Long-term growth rate
The long-term growth rate is used to extrapolate the cash flows in perpetuity because of the long-term perspective within the Group of business units making up the CGUs. These growth rates reflect inflation for the countries within which the CGU operates or from which it derives revenue.
Sensitivities of key assumptions in calculating VIU
At 1 October 2025, given the extent by which VIU exceeds carrying amount, HSBC UK Bank plc CGU was not sensitive to reasonably possible adverse changes in key assumptions supporting the recoverable amount. In making an estimate of reasonably possible changes to assumptions, management considers the available evidence in respect of each input to the VIU calculation, such as the external range of discount rates observable, historical performance against forecast and risks attaching to the key assumptions underlying cash flow projections. None of the remaining CGUs are individually significant.
Other intangible assets
Impairment testing
Impairment of other intangible assets is assessed in accordance with our policy explained in Note 1.2(b) by comparing the net carrying amount of
CGUs containing intangible assets with their recoverable amounts. Recoverable amounts are determined by calculating an estimated VIU or fair value, as appropriate, for each CGU. No significant impairment was recognised during the year.
Key assumptions in VIU calculation
The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of other intangible assets in the next financial year, but does consider this to be an area that is inherently judgemental. We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Management’s judgement in estimating future cash flows: We considered past business performance, current market conditions and our macroeconomic outlook to estimate future earnings. As required by IFRS Accounting Standards, estimates of future cash flows exclude estimated cash inflows or outflows that are expected to arise from restructuring initiatives before an entity has a constructive obligation to carry out the plan, and would therefore have recognised a provision for restructuring costs. For some businesses, this means that the benefit of certain strategic actions may not be included in the impairment assessment, including capital releases. Our cash flow projections include known and observable climate-related opportunities and costs associated with our sustainable products and operating model.
–Long-term growth rates: The long-term growth rate is used to extrapolate the cash flows in perpetuity because of the long-term perspective of the businesses within the Group.
–Discount rates: Rates are based on a combination of CAPM and market-implied calculations considering market data for the businesses and geographies in which the Group operates. The impacts of climate risk are included to the extent that they are observable in discount rates and asset prices.
Sensitivity of estimates relating to non-financial assets
As explained in Note 1.2(b), estimates of future cash flows for CGUs are made in the review of goodwill and non-financial assets for impairment.
Non-financial assets include other intangible assets shown above, and owned property, plant and equipment and right-of-use assets (see Note 22).
The most significant sources of estimation uncertainty are in respect of the goodwill balances disclosed above. There are no non-financial asset balances relating to individual CGUs which involve estimation uncertainty that represents a significant risk of resulting in a material adjustment to the results and financial position of the Group within the next financial year.
Non-financial assets are widely distributed across CGUs within the legal entities of the Group, including Corporate Centre assets that cannot be allocated to CGUs and are therefore tested for impairment at consolidated level. The recoverable amounts of other intangible assets, owned property, plant and equipment, and right-of-use assets cannot be lower than individual asset fair values less costs to dispose, where relevant. At
31 December 2025 none of the CGUs were sensitive to reasonably possible adverse changes in key assumptions supporting the recoverable amount. In making an estimate of reasonably possible changes to assumptions, management considers the available evidence in respect of each input to the VIU calculation, such as the external range of discount rates observable, historical performance against forecast and risks attaching to the key assumptions underlying cash flow projections.